Summary of Significant Accounting Policies - Summary of Basic and Diluted Net Income (Loss) per Ordinary Share (Details) - USD ($)	2 Months Ended	3 Months Ended		5 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share Basic And Diluted [Line Items]
Allocation of net loss							$ (30,419,000)	$ (11,546,000)
Basic and diluted weighted average common shares outstanding		8,823,458	7,102,536		8,458,054	7,099,532	7,108,389	7,043,575
Basic and diluted net loss per common share		$ (5.82)	$ (0.39)		$ (35.08)	$ (0.87)	$ (4.28)	$ (1.64)
Common Class A [Member] | ACON S2 Acquisition Corp [Member]
Earnings Per Share Basic And Diluted [Line Items]
Allocation of net loss	$ (293,337)	$ (3,143,854)		$ (2,374,665)	$ (1,180,369)
Basic and diluted weighted average common shares outstanding	3,787,879	25,000,000		16,139,241	25,000,000
Basic and diluted net loss per common share	$ (0.08)	$ (0.13)		$ (0.15)	$ (0.05)
Common Class B [Member] | ACON S2 Acquisition Corp [Member]
Earnings Per Share Basic And Diluted [Line Items]
Allocation of net loss	$ (484,007)	$ (785,964)		$ (919,600)	$ (295,092)
Basic and diluted weighted average common shares outstanding	6,250,000	6,250,000		6,250,000	6,250,000
Basic and diluted net loss per common share	$ (0.08)	$ (0.13)		$ (0.15)	$ (0.05)